File Nos. 333-36109
                                                              CIK #893202



                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                Amendment No. 20


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

          Defined Asset Funds -- Government Securities Income Funds --
                   U.S. Government Zero Coupon Bonds Series 8

                 Name and executive office address of Depositor:

                         Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                Name and complete address of agents for service:

                         Advisors Asset Management, Inc.
                            Attention:  Scott Colyer
                              18925 Base Camp Road
                            Monument, Colorado 80132

                             Chapman and Cutler LLP
                            Attention Mark J. Kneedy
                             111 West Monroe Street
                             Chicago, Illinois 60603

          ( X ) Check box if it is proposed that this filing will become effective on July 30, 2009 pursuant to paragraph (b) of Rule 485.

DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND--U.S. GOVERNMENT ZERO COUPON BONDS 8

(UNIT INVESTMENT TRUST)







                     *  Portfolio of Stripped U.S. Treasury
                        Securities

                     *  Designed for Safety of Capital and
                        High Yield to Maturity

                     *  Investment Alternative for Employee
                        Benefit Plans Established by Merrill
                        Lynch & Co., Inc. and Affiliates





                                   PROSPECTUS

                                  JULY 30, 2009





SPONSOR:

        [LOGO]                          As with any investment, the Securities
                                        and Exchange Commission has not approved
         AAM                            or disapproved of these securities or
                                        passed upon the adequacy or accuracy of
       ADVISORS                         this prospectus.  Any contrary
   ASSET MANAGEMENT                     representation is a criminal offense.

                               INVESTMENT SUMMARY

1. What is the U.S. Government Securities Income Fund, U.S. Government Zero Coupon Bond Unit Investment Trust's ("Trust") Objective?

     The Trust (the "Series") seeks safety of capital and a high yield to maturity by investing in a fixed portfolio consisting primarily of stripped U.S. Treasury securities and also holds a Treasury note (the "Securities," collectively the "Portfolio") for income to pay Trust expenses.

     Units are offered only to employee benefit plans and compensation arrangements of Merrill Lynch & Co., Inc. ("Merrill") and its affiliates (collectively, the "Plans") as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. Each Plan will invest in Units in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interests of an employee in the units are subject to the terms of the Plan. The rights of a Plan as a holder of units should be distinguished from the rights of an employee. The term "you" in this Prospectus refers to the Plans, to the Sponsor if it holds any units and to any employee who holds units distributed from a Plan.

2.   What are Stripped U.S. Treasury Securities?

     These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

3.   What is the Investment Strategy?

     The Series consists of a Trust designated by the year in which its stripped Treasury security matures. The Trust also holds an interest-bearing] Treasury note for income to pay Trust expenses. Return would vary if the trust is terminated early (see number 4 below). The Trust is a unit investment trust; unlike a mutual fund, the Trust's portfolio is not managed.

     * The securities in the Trust, but not the Trust or the units of interest in the Trust ("Units"), are backed by the full faith and credit of the United States.

     * For each 10 units held until maturity of the Trust, you will receive total distributions of about $1,000. Distributions could change if Securities are paid or sold before maturity, or if Trust expenses change.

     *  100% of the Trust consists of U.S. Treasury securities.

4.   What are the Significant Risks?

     You can lose money by investing in the Trust. This can happen for various reasons, including:

     *  Rising interest rates can reduce the price of your units.

     * As the Portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the time to maturity is longer.

     * If you sell units before the underlying securities mature, their sale price could be less than your cost. The value of securities before maturity, and also of units, varies with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate the Trust. Such termination would result in sale of the Treasury securities before maturity and recognition of gains or losses.

5.   Is the Trust Appropriate for You?

     Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities, fixed returns and a stated maturity.

     The Trust is not appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

6.   Is the Trust Managed?

     Unlike mutual funds, the Trust is not managed and securities are not sold because of market changes.

7.   How do I Buy Units?

     A Plan buys Units from the Trustee.  There is no minimum investment.

     Unit price is based on the value of securities in the Trust. We add any principal cash, and any net accrued but undistributed interest on the Unit, to the Unit price.

     There is no sales charge on purchases but an adjustment factor (shown below) is added in computing the offer price and deducted in computing the redemption price. This charge represents the estimated cost of buying or selling securities for the Trust; these costs are borne by the purchaser or seller rather than the Trust.

8.   How do I Sell Units?

     A Plan may sell units at any time to the Trustee for the net asset value determined at the close of business on the date of sale, less the adjustment factor.

9.   How are Distributions Made and Taxed?

     Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the stripped Treasury security matures, the proceeds will be distributed. Significant amounts of income are attributed to holders (including the Plans) for tax purposes annually as original issue discount is accrued on the stripped Treasury securities. However, the Plans are exempt from Federal income tax.

10.  What are the Trust's Fees and Expenses?

     The tables below show the costs and expenses the Plans may pay, directly or indirectly, when they invest in the Trust.

     ESTIMATED ANNUAL TRUST OPERATING EXPENSES
     PER 10 UNITS

                                       2014
                                      TRUST
     -----------------------------------------
     Trustee Fee                      $0.50

     Sponsor's Administrative Fee     $0.36

     Other Operating Expenses         $0.13

          TOTAL                       $0.99

11.  What is the Price of a Unit?

     The unit price is based on the net asset value per Unit of the Trust plus or minus the adjustment factor. The public offering price is based on the net asset value plus the adjustment factor. The redemption price is based on the net asset value minus the adjustment factor. An independent evaluator prices the securities at 4:00 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the securities.

     UNIT PRICE PER 10 UNITS
     (AS OF MARCH 31, 2009)

                                     2014
                                    TRUST
     --------------------------------------
     Redemption Price              $907.24

     Offer Price                   $910.88

     Adjustment Factor               $1.82


12.  What is the Expected Return?

     The Estimated current and long-term returns represent estimated returns to you.

     ESTIMATED CURRENT AND LONG-TERM RETURNS
     (AS OF MARCH 31, 2009)

                                     2014
                                    TRUST
     --------------------------------------
     Estimated Current Return        0.04%

     Estimated Long-Term Return      2.09%

     Your actual return will vary with unit price, how long you hold your investment and changes in the portfolio and expenses.

     If the price of the units is less than stated, the yield to maturity will be greater; if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

     The economic effect of purchasing units if you hold your units until maturity of the securities is that you should receive approximately a fixed yield, not only on your original investment but on all earned discount during the life of the securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trust from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, you virtually eliminate your risk of being unable to invest distributions at a rate as high as the yield on your Trust, but will forgo the ability to reinvest at higher rates in the future.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------



Unitholders
Defined Asset Fund - Government Securities Income Fund
U.S. Government Zero Coupon Bond Series 8

We have audited the statements of assets and liabilities, including the schedules of investments, of the Defined Asset Fund - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series 8 (2014 Trust) (the "Trust") as of March 31, 2009, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with The Bank of New York Mellon, trustee. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Defined Asset Fund - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series 8 (2014 Trust), as of March 31, 2009, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        Grant Thornton LLP

Chicago, IL
July 30, 2009

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series 8 (2014 Trust) (the "Fund"):

We have audited the accompanying statements of operations and changes in net assets of the Fund for the years ended March 31, 2008 and 2007, and financial highlights for each of the four years in the period ended March 31, 2008. These financial statements and financial highlights are the responsibility of the Trustee's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of the Fund, the changes in its net assets and its financial highlights for the respective stated years in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Chicago, Illinois
June 30, 2008

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 2009

                                                                             2014
                                                                            TRUST
                                                                       --------------
TRUST PROPERTY:
  Investment in marketable securities
    (cost $12,522,749) (Note 1) ........................                 $14,333,610
  Accrued interest receivable...........................                       6,310
  Cash..................................................                      91,385
                                                                       --------------
              Total trust property......................                  14,431,305

LESS LIABILITIES:
  Accrued expenses......................................                      58,304
  Other liabilities (Note 5)............................                      71,500
                                                                       --------------

NET ASSETS .............................................                 $14,301,501
                                                                       ==============


Net assets, applicable to 157,537 units outstanding
  Cost of securities....................................                 $12,522,749
  Unrealized appreciation on securities.................                   1,810,861
  Distributable funds (deficit).........................                     (32,109)
                                                                       --------------

Net Assets..............................................                 $14,301,501
                                                                       ==============

UNITS OUTSTANDING.......................................                     157,537
                                                                       ==============

UNIT VALUE..............................................                      $90.78
                                                                       ==============


                   Units are rounded to the nearest whole unit.
                         See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


STATEMENTS OF OPERATIONS

                                                                       2014 TRUST

                                                                  Year Ended March 31,
                                                       ------------------------------------------
                                                           2009           2008           2007
                                                       ------------   ------------   ------------

INVESTMENT INCOME:
  Interest income..............................        $     19,402   $     22,395   $     23,935
  Accretion of original issue discount.........             966,246        833,484        855,394
  Trustee's fees and expenses..................              (9,330)       (11,027)       (12,036)
  Sponsors' fees...............................                 -              -           (8,667)
                                                       ------------   ------------   ------------
  Net investment income........................             976,318        844,852        858,626
                                                       ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on securities sold
    or matured.................................             385,031        135,798          5,576
  Net change in unrealized appreciation
    (depreciation) on investments..............            (377,642)     1,601,623        329,994
                                                       ------------   ------------   ------------

  Net realized and unrealized gain on
    on investments.............................               7,389      1,737,421        335,570
                                                       ------------   ------------   ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..............................        $    983,707   $  2,582,273   $  1,194,196
                                                       ============   ============   ============


                          See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          2014 TRUST

                                                                     Year Ended March 31,
                                                       ------------------------------------------------
                                                            2009             2008             2007
                                                       --------------   --------------   --------------

OPERATIONS:
  Net investment income........................        $      976,318   $      844,852   $      858,626
  Net realized gain on securities sold
    or matured.................................               385,031          135,798            5,576
  Net change in unrealized appreciation
    (depreciation) on investments..............              (377,642)       1,601,623          329,994
                                                       --------------   --------------   --------------
  Net increase in net assets
    resulting from operations..................               983,707        2,582,273        1,194,196
                                                       --------------   --------------   --------------

CAPITAL SHARE TRANSACTIONS (Note 2):
  Issuance of additional units.................                 1,794               69              611
  Redemption of units..........................            (3,954,539)      (2,481,071)      (1,310,416)
                                                       --------------   --------------   --------------
  Net capital share transactions...............            (3,952,745)      (2,481,002)      (1,309,805)
                                                       --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS..........            (2,969,038)         101,271         (115,609)

NET ASSETS AT BEGINNING OF YEAR................            17,270,539       17,169,268       17,284,877
                                                       --------------   --------------   --------------

NET ASSETS AT END OF YEAR......................        $   14,301,501   $   17,270,539   $   17,169,268


UNIT VALUE AT END OF YEAR......................                $90.78           $85.33           $73.37

TRUST UNITS OUTSTANDING AT END OF YEAR.........               157,537          202,387          233,995


                      Units are rounded to the nearest whole unit
                          See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      (a) Basis of presentation - The financial statements are presented on the accrual basis of accounting.

      (b) Security Valuation - Securities are stated at fair value as determined by the independent Evaluator based on bid side evaluations for the securities. Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a framework for measuring fair value and expands disclosure about fair value measurements in financial statements for the Trust. The framework under the standard is comprised of a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

           Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Trust has the ability to access as of the measurement date.

           Level 2: Significant observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

           Level 3: Significant unobservable inputs that reflect a Trust's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

       The inputs or methodologies used for valuing Securities are not necessarily an indication of the risk associated with investing those Securities.

       Changes in valuation techniques may result in transfers in or out of an investment's assigned level as described above.

       The following table summarizes the Trust's investments as of March 31, 2009, based on the inputs used to value them:


         Valuation Inputs         Investments in Securities
       ------------------------------------------------------

         Level 1                          $         -

         Level 2                           14,333,610

         Level 3                                    -

         Total                            $14,333,610

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


NOTES TO FINANCIAL STATEMENTS


    (c) Investment income - Interest income is recorded on an accrual basis. Investment income also includes accretion of original issue discount on the Stripped Treasury Securities. Such amortization is included in the cost of the Stripped Treasury Securities and not in distributable funds because it is not currently available for distribution to unit holders. Expenses include a fee for Trustee services paid to the Bank of New York, the Trustee. In addition, the Independent Evaluator will receive a monthly fee based on units outstanding. The Trustee also pays recurring financial reporting costs.

    (d) Security cost - The cost of the Trust's Stripped Treasury Securities is based on the offering price of the Stripped Treasury Securities on the dates the Stripped Treasury Securities were deposited in the Trust, plus accretion of original issue discount. The cost of the securities sold is determined using the first-in, first out cost basis. Sales of securities are recorded on the trade date.

    (e) Federal income taxes - The Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

    (f) Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


NOTES TO FINANCIAL STATEMENTS


  2.  CAPITAL SHARE TRANSACTIONS

                                                    Series 8
                                                  (2014 Trust)
                                                ----------------
Beginning units as of April 1, 2006                  252,782

Issues                                                     9
Redemptions                                          (18,796)
                                                ----------------

Units as of March 31, 2007                           233,995

Issues                                                     1
Redemptions                                          (31,609)
                                                ----------------

Units as of March 31, 2008                           202,387

Issues                                                    20
Redemptions                                          (44,870)
                                                ----------------

Units as of March 31, 2009                           157,537
                                                ================

                  Units are rounded to the nearest whole unit

      Units may be redeemed at the office of the Trustee upon tender thereof, generally on any business day or, in the case of un-certificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

  3.  INCOME TAXES

      All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

      At March 31, 2009, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in the Trust's portfolio.

      The Trust is not subject to income taxes. Accordingly, no provision for such taxes is required. Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48("FIN 48"), "Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 had no material impact on the Trust's financial statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


NOTES TO FINANCIAL STATEMENTS


  4.  DISTRIBUTIONS

      It is anticipated that the Trust will make distributions on the first business day following the maturity of its holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.


  5.  OTHER LIABILITIES

      Deferred organization costs were included in "Other Liabilities" in the accompanying statements of condition is $71,500 for 2014 Trust, payable to the Trustee for reimbursement of costs related to the organization of the Trust.


  6.  FINANCIAL HIGHLIGHTS

      Net investment income per unit has been calculated based on the daily weighted-average number of units outstanding during the period. The net increase (decrease) in net assets resulting from operations per unit includes the effect of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The net investment income (loss) and total expense ratios are computed based upon the monthly weighted average net assets for the Trust.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


FINANCIAL HIGHLIGHTS


                                                                 2014 TRUST
                                                           Years Ended March 31,

                                             2009        2008        2007        2006        2005
                                          ---------   ---------   ---------   ---------   ---------

Per Unit Operating Performance:
Net asset value, Beginning of period      $  85.33    $  73.37    $  68.38    $  66.99    $  66.82
                                          ---------   ---------   ---------   ---------   ---------

Operating profit                              5.27        3.88        3.65        3.51        3.39
Expense                                      (0.05)      (0.05)      (0.09)      (0.09)      (0.09)
                                          ---------   ---------   ---------   ---------   ---------

Income from investment operations
  Net investment income                       5.22        3.83        3.56        3.42        3.30

Realized and unrealized gain
  on investments                              0.23        8.13        1.43       (2.03)      (3.13)
                                          ---------   ---------   ---------   ---------   ---------

Net increase in net assets resulting
from operations                               5.45       11.96        4.99        1.39        0.17
                                          ---------   ---------   ---------   ---------   ---------

Net asset value, end of period            $  90.78    $  85.33    $  73.37    $  68.38    $  66.99
                                          =========   =========   =========   =========   =========

Total Return                                  6.39%      16.30%       7.30%       2.07%       0.25%

Ratio to average net assets:
 Expense                                      0.06%       0.06%       0.12%       0.12%       0.13%
 Net investment income                        6.08%       4.96%       5.04%       4.91%       5.08%


                        See Notes to Financial Statements

DEFINED ASSET FUNDS GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES -  8

PORTFOLIOS
AS OF MARCH 31, 2009


                                                                                              Adjusted
      Portfolio No. and Title of               Interest                        Face             Cost          Fair Value
              Securities                         Rate       Maturities        Amount          (Note A)         (Note A)
------------------------------------------     --------     ----------     ------------     ------------     ------------

   Series 8 (2014 Trust)

  1  Stripped Treasury Securities (Note B)       0.000%        5/15/14      $15,651,000      $12,245,618      $14,029,791

  2  U.S. Treasury Bonds                         7.250%        5/15/16          230,370          277,131          303,819

                                                                           ------------     ------------     ------------
TOTAL                                                                       $15,881,370      $12,522,749      $14,333,610
                                                                           ============     ============     ============






                             See notes to Portfolios

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 8


NOTES TO PORTFOLIOS
AS OF MARCH 31, 2009


Note A - See Note 1 to Financial Statements

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and
         (c) receipts of certificates for underlying stripped U.S. Treasury debt obligations. The receipts of certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank, which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity.
         The Stripped Treasury Securities do not make any periodic payments of interest.

                                 FUND STRUCTURE

  The Trust is a unit investment trust created under New York law pursuant to a Trust indenture (the "Indenture") among the Sponsor, the Trustee and the Evaluator. The original sponsor of the Trust was Merrill Lynch, Pierce, Fenner & Smith Incorporated. On January 12, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated transferred sponsorship to Advisors Asset Management, Inc. (the "Sponsor"). Holders of Units in the Trust will have the right to have their Units redeemed (see Redemption) if the Units cannot be sold in the market which the Sponsor intends to maintain (see Market for Units). Redemption will be made in securities ("In Kind") or in cash at the option of the Holder.

  With the initial deposit in the Trust, a proportionate relationship was established between the face amounts of Stripped Treasury Securities and the Treasury Note therein. Additional Units may be issued on deposit of additional Securities by the Sponsor or on deposit of cash (or a bank letter of credit) to purchase Securities. In either case, the additional Securities will have maturities identical to those in the Trust and maintain precisely the original proportionate relationship among the face amounts of each type of Security. Units will to the extent practicable continue to represent the identical face amount of each Security. However, it may not be practicable to maintain this identical face amount per Unit because of, among other reasons, changes in prices. Units in the Trust may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of the Trust (see Selection and Acquisition of Securities).

  As used herein, "Securities" includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trust and described under Portfolio and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts.

                                  RISK FACTORS

  An investment in Units should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a Holder (but not employees before they terminate Plan participation--see Taxes) will have significant amounts of taxable income attributable to it before the receipt of the cash attributable to that income.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

  Stripped Treasury Securities are sold at a deep discount from their face amounts payable at maturity because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the zero-coupon bonds that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount. Accordingly, the Trust is not a suitable investment for persons seeking current cash distributions.

  Because interest on zero coupon debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations which distribute income regularly. Accordingly, while the full faith and credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund which is invested in debt obligations of comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

  Stripped Treasury Securities held by the Trust shall consist solely of registered U.S. Treasury debt obligations, which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). STRIPS, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount, and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

  A Holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, a qualified retirement plan is not taxed on income.

  Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes).

                             DESCRIPTION OF THE FUND

THE PORTFOLIO

  The portfolio of the Trust consists of different issues of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and of the Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust and the Sponsor's administrative fee.

SELECTION AND ACQUISITION OF SECURITIES

  In selecting Securities for deposit in the Trust, the following factors, among others, were considered Merrill Lynch, Pierce, Fenner & Smith
Incorporated: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

  The yield to maturity and discount from par on securities of the type deposited in the Trust is dependent on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

  The Trust consists of the Securities (or contracts to purchase the Securities) listed under the related "Portfolio" and any additional Securities acquired pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the Trust together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust and the Sponsor's administrative fee, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

  Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Security"), the Sponsor is authorized under the Indenture to direct the Trustee to acquire Replacement Securities to make up the portfolio of the Trust. Replacement Securities must be deposited within 20 days after delivery of notice of the Failed Security; the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. The Replacement Securities must be Securities issued by the U.S. Treasury (or under the STRIPS program), that (i) make no periodic payments of interest (or, in the case of an interest-bearing Treasury Note used to pay expenses, are of the same issue), (ii) have a fixed maturity identical to that of the Failed Security, (iii) are purchased at a price that results in a yield to maturity as of the date of deposit of the Failed Security which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security and (iv) are not when, as and if issued obligations. If this right of substitution is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will cause to be refunded any attributable sales charge plus the attributable Cost of Securities to Trust, plus accrued interest and amortization attributable to the relevant Security.

  Because certain of the Securities from time to time may be sold under certain circumstances described herein, the Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the increase of the size and number of Units of the Trust by the deposit of additional Securities or cash and the issue of a corresponding number of additional Units, provided that the maturity and proportionate relationship of any additional Securities so acquired is identical to those of the Securities initially deposited in the Trust.

THE UNITS

  Each Unit represents a fractional undivided interest in the Securities held in the related Trust and net income of the Trust. If Units of the Trust are redeemed the face amount of Securities in that Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. However, if additional Units are issued by the Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the aggregate face amount of Securities in the Trust will be increased by amounts allocable to the additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder (which may include the Sponsor) or until the termination of the Indenture (see Redemption and Administration of the Fund--Amendment and Termination).

INCOME AND ESTIMATED CURRENT AND LONG-TERM RETURNS

  The estimated current and long-term returns are shown under "Essential Information" in the "What is the Expected Return" section of this prospectus as of the date set forth herein. Estimated current return is calculated by dividing the estimated net annual interest income per unit by the public offering price. The estimated net annual interest income per unit will vary with changes in fees and expenses of your trust and with the default, redemption, maturity, exchange or sale of bonds. The public offering price will vary with changes in the price of the bonds. Accordingly, there is no assurance that the present estimated current return will be realized in the future. Estimated long-term return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of the bonds and (2) takes into account the expenses and sales charge associated with units. Since the value and estimated retirements of the bonds and the expenses of your trust will change, there is no assurance that the present estimated long-term return will be realized in the future. The estimated current return and estimated long-term return are expected to differ because the calculation of estimated long-term return reflects the estimated date and amount of principal returned while the estimated current return calculation includes only net annual interest income and public offering price.

                                  SALE OF UNITS

OFFERING PRICE

  The Offering Price per Unit of the Trust is computed as of the Evaluation
Time by adding the value of the underlying Securities, as determined by the Evaluator as described under Redemption--Computation of Redemption Price per Unit, plus the Adjustment Factor, subtracting any liabilities and dividing by the number of Units outstanding. This factor is designed to cover the Trust's costs, without profit, of buying and selling securities in connection with sales and redemptions of Units, and is intended to ensure that the prices for purchases or sales of Units match as closely as possible the market value of the underlying Securities. A proportionate share of any cash in the Capital Account not allocated to the purchase of Securities is added. Because the income on the Treasury Note is designed to exactly equal the Trust expenses, accrued interest on the Note is not reflected in the offer, repurchase or redemption prices of Units. If there is an expense deficit at termination of the Trust, either the Trustee will waive part of its fee or the Sponsor will bear sufficient expenses to eliminate the deficit. The Offer Price per Unit of the Trust will vary after the date of this prospectus in accordance with fluctuations in the evaluations of the underlying Securities. Amortization of discount will increase the evaluation of the Securities over time.

  No sales charge is payable. If a Holder sells or redeems Units before the maturity of the Trust, except for the Adjustment Factor only the administrative fees accrued to the date of sale or redemption will be payable, and this will have the effect of reducing the rate of administrative fees. Similarly, if Units are purchased after the Initial Date of Deposit, the purchaser will not pay fees previously accrued and this will also have the effect of reducing the rate of administrative fees. It is assumed that the Trust expenses and the accrued Sponsor's administrative fee will exactly offset any accrued interest. There is no minimum purchase.

  Evaluations of the Securities are determined by the Evaluator taking into account the same factors referred to under Redemption--Computation of Redemption Price per Unit. The determinations are made as of the close of regular trading on the New York Stock Exchange on each day that the exchange is open.

  Because of fluctuations in the market prices of the Securities and the fact that the Adjustment Factor and the accrued portion of the administrative fee will be deducted from amounts paid to Holders upon redemption, among other reasons, the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

DISTRIBUTION

  During the initial offering period Units may be purchased by a Plan at the Offering Price by means of this Prospectus. Upon the completion of any initial offering, Units acquired in the secondary market may be offered by this Prospectus at the secondary market Offering Price determined in the manner provided above as of the close of business on the last business day of each week (see Market for Units), also less the transaction charge paid by the Insurer.

SPONSOR'S PROFITS

  The Sponsor may also realize a profit or loss on each deposit of Securities in the Trust. This is the difference between the cost of the Securities to the Trust (which is based on the mean between the bid and offering side evaluation of the securities on the date of deposit) and the purchase price of those Securities to the Sponsor. During the initial offering period, and thereafter to the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offering Price of the Units.
Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

  In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units and the prices at which it resells those Units, as the case may be.

                                MARKET FOR UNITS

  While the Sponsor is not obligated to do so, it intends to maintain a secondary market for Units of the Trust and continuously to offer to purchase Units of the Trust at the Redemption Price per Unit (see Redemption--Computation of Redemption Price per Unit). Market conditions and the adjustment factor may cause the prices available in the market maintained by the Sponsor or upon exercise of redemption rights to be more or less than the amount paid for Units. The market prices of Stripped Treasury Securities, and hence of the Units, are subject to greater fluctuations than the prices of securities making current payments of interest. The Sponsor, of course, does not in any way guarantee the enforceability, marketability or price of any Securities in the Trust or of the Units. The Sponsor may discontinue purchases of Units of the Trust should the supply of Units exceed demand or for other business reasons.

  The Sponsor may redeem any Units it has purchased in the secondary market or through the Trustee in accordance with the procedures described below if it determines it is undesirable to continue to hold those Units in its inventory.

                                   REDEMPTION

  Units may be redeemed on any business day, as defined under Sale of Units-- Unit Price, by delivery to the Trustee of a request for redemption, and payment of any relevant tax, without any other fee. Holders' signatures must be guaranteed by an eligible guarantor institution or in some other manner acceptable to the Trustee. In certain instances the Trustee may require additional documents including, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

  The Trustee will redeem Units either in cash or, at the option of certain qualified Holders as specified in writing to the Trustee, in kind. Unless otherwise specified, redemptions will be made in cash. On the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender.

  The Trustee is empowered to sell Securities from the Trust in order to make funds available for cash redemptions. The Securities to be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

  Holders tendering Units for redemption may, in lieu of receiving cash, request the Trustee to distribute in kind an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the Evaluation Time next following the tender. The distribution in kind on redemption of Units will be held by a Distribution Agent for the account of, and for disposition in accordance with the instructions of, the tendering Holder. If a qualified tendering Holder requests redemption in kind, the Trustee as Distribution Agent for the account of the redeeming Holder will sell the Securities and distribute the net cash proceeds to the Holder (unless he requests that the in kind redemption be held on a book entry system for his account). In implementing these redemption procedures, the Trustee and Distribution Agent shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Holder, the Trustee may sell Securities according to the criteria discussed above.

  To the extent that Securities in the Trust are redeemed in kind or sold, the size of the Trust will be reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to purchase Units tendered for redemption, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. See Administration of the Fund--Accounts and Distributions. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

  The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit.

COMPUTATION OF REDEMPTION PRICE PER UNIT

  The Offer Price per Unit of the Trust is computed as of the Evaluation Time by adding (a) the value of the Securities in the Trust, (b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest on these Securities up to but not including the date of redemption and (d) all other assets of the Trust; deducting therefrom the sum of
(v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, (x) the Adjustment Factor at the applicable rate, (y) accrued administrative fees payable and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; and dividing the result by the number of Units outstanding as of the date of computation. The Adjustment Factor will not be deducted from a redemption in kind nor from the distribution when the Trust terminates.

  The value of the Securities is determined by the Evaluator in the following manner: (a) on the basis of the mean between the current bid and offering prices for the Securities, (b) if bid and offering prices are not available for any Securities, on the basis of current bid and offering prices for comparable securities, (c) by appraising the value of the Securities, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities. On the day on which a Holder is entitled to receive the Redemption Price, the accrued but unpaid administrative fee will be deducted from the accrued interest on the Securities to provide funds to meet such redemption and will be distributed to the Sponsor.

  While Securities of the type included in the Trust's Portfolio involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in the Trust.

                                      TAXES

  The following discussion relates only to direct holders of Units of the Trust, and not to Policyowners. For information on tax consequences to Policyowners, see the attached Prospectus for the Policies.

  This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences. This federal income tax summary is based in part on the advice and opinion of counsel to the sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trust. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

  As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

ASSETS OF THE TRUST

  The Trust is expected to hold United States Treasury obligations (the "Debt Obligations"). It is possible that the Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

TRUST STATUS

  If the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, accruals of original issue discount and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets.
This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or trust expenses.

YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION

  If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of accruals of original issue discount, market discount, premium and accrued interest, as discussed below).

  If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

  Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

DIVIDENDS RECEIVED DEDUCTION

  Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

DISCOUNT

  Stripped U.S. Treasury Obligations are subject to the original discount rules for federal income tax purposes. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

  Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury obligations are subject to the original issue discount rules rather than being treated as having market discount.

  Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

  If the price of your Units includes accrued interest on a Debt Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

  This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

EXCHANGES

  If you elect to have your proceeds from your Trust rolled over into a future Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for Units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES

  Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

FOREIGN INVESTORS

  If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

NEW YORK TAX STATUS

  Based on the advice of counsel to the Trust, under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation subject to the New York state franchise tax or the New York City general corporation tax. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                              EXPENSES AND CHARGES

SPONSOR'S ADMINISTRATIVE FEES

  An administrative fee will be deducted from interest income received by each Fund semi-annually and will be distributed to the Sponsor upon certification of its reimbursable expenses.

FEES

  The Trustee's and Evaluator's fees are set forth under Investment Summary-- Estimated Annual Trust Operating Expenses. The Trustee's fees for its services as Trustee, payable in semi-annual installments, are accrued daily based on the number of Units in the Trust. Certain regular and recurring expenses of the Trust, including the Evaluator's fee and certain mailing and printing expenses, are also included in the amount set forth under Defining Your Costs as Trustee's Fee. Expenses in excess of the amount included for these expenses will be borne by the Trust. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

  When an employee receives Units from a Plan, he may establish an individual account or deposit the Units in an existing account with Merrill Lynch. Merrill Lynch currently charges annual maintenance fees on some types of accounts. The individual Holder would be responsible for any such charge. The fee is not payable if the employee is the record holder of the Units.

OTHER CHARGES

  These include: (a) fees of the Trustee for extraordinary services, (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken to protect the Trust, (e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or wilful misconduct on its part, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of its duties and (g) expenditures incurred in contacting Holders upon termination of the Trust. The amounts of these charges and fees are secured by a lien on the Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts.

                           ADMINISTRATION OF THE FUND

RECORDS

  The Trustee keeps records of transactions of the Trust, including a current list of the Securities and a copy of the Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours.

ACCOUNTS AND DISTRIBUTIONS

  The terms of the Securities provide for payment to the holders thereof (including the Trust) upon their maturities. Interest received on any Securities in the Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and all other receipts to a Capital Account for the Trust. Distributions to Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance of the Income Account of the Trust computed as of the close of business on the Record Day. The balance in the Capital Account shall be distributed on the business day following the maturity of the Stripped Treasury Securities in the Trust portfolio; the Record Day for that distribution shall be the business day immediately preceding the distribution day. The Trustee will acquire additional Securities as directed by the Sponsor, in the original proportionate relationship between face amounts, if there is a sufficient cash balance in the Capital Account.

  The amount to be distributed may change as Securities are exchanged, paid or sold. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Funds held by the Trustee in the various accounts created under the Indenture do not bear interest.

PORTFOLIO SUPERVISION

  The Trust is a unit investment trust and not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trust, however, will not be actively managed and therefore adverse conditions will not necessarily require the sale of securities from the Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any of the Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in the Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

REPORTS TO HOLDERS

  The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and of other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year, the Trustee will furnish to Holders of record a statement (i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of the Trust, (ii) identifying Securities sold and purchased during the year and listing

Securities held and the number of Units outstanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of the year and (iv) specifying any amounts distributed during the year from the Trust's Income and Capital Accounts. At the discretion of the Sponsor, the accounts of the Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request.

  In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator.

AMENDMENT AND TERMINATION

  The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not materially adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in the Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders.

  The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to the Trust may be terminated by the Sponsor if the face amount of the Trust is less than the minimum specified in the indenture and may be terminated at any time by written instruments executed by the Sponsor and consented to by Holders of 51% of the Units. The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Trust's Income and Capital Accounts. This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

                      RESIGNATION, REMOVAL AND LIMITATIONS
                                  ON LIABILITY

THE TRUSTEE

  The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

THE EVALUATOR

  Interactive Data Services, Inc. (the "Evaluator") may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

  If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust or (c) continue to act as Trustee without terminating the Indenture. The Sponsor shall be under no liability to the Trust or to the Holders for taking any action or for refraining from taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in such event shall be relieved of all further liability under the Indenture.

CODE OF ETHICS

  The Sponsor and your trust have adopted a code of ethics requiring their employees who have access to information on trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

                                  MISCELLANEOUS

TRUSTEE

  The Bank of New York Mellon is the Trustee of your Trust with its principal unit investment trust division offices located at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217. You can contact the Trustee by calling the telephone number on the back cover of this Prospectus or by writing to its unit investment trust office. The Sponsor may remove and replace the Trustee in some cases without your consent. The Trustee may also resign by notifying the Sponsor and investors.

LEGAL OPINION

  Chapman and Cutler LLP acts as special counsel for the Sponsor.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The financial statements, including statements of assets and liabilities (including schedules of investments) as of March 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the year then ended, included herein have been audited by Grant Thornton LLP, an independent registered public accounting firm, as stated in their opinion appearing herein and have been included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing. The statements of operations, and of changes in net assets for the years ended March 31, 2008 and 2007, and financial highlights for each of the four years in the period ended March 31, 2008, included herein have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their opinion appearing herein and have been included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

SPONSOR

  The sponsor of the trust is Advisors Asset Management, Inc. The sponsor is a broker-dealer specializing in providing trading and support services to broker-dealers, registered representatives, investment advisers and other financial professionals. The sponsor's headquarters are located at 18925 Base Camp Road, Monument, Colorado 80132. You can contact the sponsor's unit investment trust division at 8100 East 22nd Street North, Suite 900B, Wichita, Kansas 67226-2309 or by using the contacts listed on the back cover of this prospectus. The sponsor is a registered broker-dealer and investment adviser, a member of the Financial Industry Regulatory Authority, Inc. (FINRA) and Securities Investor Protection Corporation (SIPC) and a registrant of the Municipal Securities Rulemaking Board (MSRB). If the sponsor fails to or cannot perform its duties as sponsor or become bankrupt, the trustee may replace us, continue to operate your trust without a sponsor, or terminate the Trust.

                                   PROSPECTUS

  THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.


                                      INDEX

               Investment Summary                              2
               Report of Independent Registered
               Public Accounting Firm                          5
               Financial Statements                            6
               Fund Structure                                 18
               Risk Factors                                   18
               Description of the Fund                        19
               Sale of Units                                  21
               Market for Units                               22
               Redemption                                     22
               Taxes                                          24
               Expenses and Charges                           26
               Administration of the Fund                     27
               Resignation, Removal and Limitations
               on Liability                                   28
               Miscellaneous                                  29


                                    SPONSOR:

               Advisors Asset Management, Inc.
               18925 Base Camp Road
               Monument, Colorado 80132


                                   EVALUATOR:

               Interactive Data Services, Inc.
               Financial Times Information
               498 7th Avenue, 19th Floor
               New York, N.Y.  10018


                                    TRUSTEE:

               Bank of New York Mellon
               2 Hanson Place, 12th Floor
               Brooklyn, New York 11217
               1-800-848-6468





SPONSOR:

                                     [LOGO]

                                      AAM

                                    ADVISORS
                                ASSET MANAGEMENT

                      Contents of Post-Effective Amendment
                            To Registration Statement


This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures

     Consent of Independent Registered Public Accounting Firm

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Defined Asset Funds - Government Securities Income Funds - U.S. Government Zero Coupon Bonds Series 8, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of July, 2009.

                              Defined Asset Funds -- Government Securities
                                  Income Funds -- U.S. Government Zero Coupon
                                  Bonds Series 8
                                 Registrant

                              By: Advisors Asset Management, Inc.
                                 Depositor


                                By:     /s/ ALEX R MEITZNER
                                   -----------------------------
                                          Alex R. Meitzner
                                        Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on July 30, 2009 by the following persons in the capacities indicated:


SIGNATURE                   TITLE                 DATE


Scott I. Colyer             Director of            )    /s/ Alex Meitzner
                            Advisors Asset         )   ----------------------
                            Management, Inc.       )     Alex Meitzner
                                                        Attorney-in-Fact*
Lisa Colyer                 Director of            )
                            Advisors Asset         )     July 30, 2009
                            Management, Inc.       )

James R. Costas             Director of            )
                            Advisors Asset         )
                            Management, Inc.       )

Christopher T. Genovese     Director of            )
                            Advisors Asset         )
                            Management, Inc.       )

Randy J. Pegg               Director of            )
                            Advisors Asset         )
                            Management, Inc.       )

R. Scott Roberg             Director of            )
                            Advisors Asset         )
                            Management, Inc.       )

Jack Simkin                 Director of            )
                            Advisors Asset         )
                            Management, Inc.       )

Andrew Williams             Director of            )
                            Advisors Asset         )
                            Management, Inc.       )






----------

* An executed copy of the related power of attorney was filed with the Securities and Exchange Commission as Exhibit 7.1 to the Registration Statement on Form S-6 for Advisor's Disciplined Trust 213 (File No. 333-148484) as filed on January 4, 2008 and the same is hereby incorporated herein by reference.